Accounts Receivable (Details) - Schedule of Concentration Analysis of Accounts Receivable - Accounts Receivable [Member]	Mar. 31, 2023	Jun. 30, 2022
Concentration Risk [Line Items]
Total concentration accounts receivable	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	12.00%	11.00%
Customer B [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	11.00%	12.00%
Customer C [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	19.00%	12.00%
Customer D [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	6.00%	8.00%
Customer E [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	20.00%	13.00%
Customer F [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	7.00%	8.00%
Customer G [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	10.00%	4.00%
Other Customer [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	15.00%	32.00%